Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,941,000
Previously Paid Amount	0.00
Total Fee Amount	268.05
Total Offset Amount	0.00
Net Fee	268.05
Narrative - Max Aggregate Offering Price	$ 1,941,000
Final Prospectus	true